NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

December 31, 2022 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (21.70%)
BC European Capital X - Betty Co-Investment (1) LP	Co-investment	01/2019-07/2020	North America	$596,524	$1,839,006
BC European Capital X - Hulk Co-Investment (1) LP	Co-investment	07/2018-07/2018	North America	1,320,038	4,158,644
Carlyle Partners VII, L.P.	Primary	12/2018-09/2022	North America	11,536,181	13,708,704
Clayton, Dubilier & Rice Fund X, L.P.	Primary	03/2018-11/2022	North America	6,442,199	10,170,898
Cortefiel Co-Invest SCSp	Co-investment	10/2017-10/2017	Europe	1,308,759	2,222,358
CVC Capital Partners VII, L.P.	Primary	12/2018-10/2022	Europe	9,464,335	16,510,854
Gorilla Aggregator L.P. (F)	Co-investment	10/2017	North America	1,583,511	4,289,511
KKR Byzantium Infrastructure Co-Invest L.P.	Co-investment	10/2017	Europe	2,123,701	2,075,153
KKR Taurus Co-Invest II L.P.	Co-investment	10/2017-11/2017	North America	964,771	1,542,923
SLP Blue Co-Invest, L.P.	Co-investment	06/2018	North America	1,804,069	2,984,374
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-investment	01/2019-07/2021	North America	2,975,044	8,154,316
TPG Healthcare Partners, L.P.	Primary	12/2019-12/2022	North America	1,368,161	1,788,202
TPG Partners VIII, L.P.	Primary	12/2019-10/2022	North America	6,201,484	9,291,266
Uno Co-Invest L.P.	Co-investment	06/2017-06/2020	North America	3,599,359	8,728,975
				51,288,136	87,465,184
Small and Mid-cap Buyout (43.42%)
BC Holdco, LLC	Co-investment	11/2017	North America	2,325,157	3,905,063
ByLight InvestCo LP	Co-investment	05/2017-07/2022	North America	53,884	8,801,399
Charlesbank Equity Fund IX, L.P.	Primary	07/2018-06/2022	North America	9,677,333	13,442,084
CHG PPC Investor LLC	Co-investment	03/2018	North America	570,715	2,735,093
CI Capital Investors II, L.P.	Secondary	06/2017-09/2020	North America	24,407	11,472
CI Capital Investors II Follow-On Partners, L.P.	Co-investment	05/2018-07/2021	North America	618,263	181,813
EQT Mid Market Europe, L.P.	Primary	08/2017-06/2022	Europe	7,429,928	9,608,383
EXC Holdings LP	Co-investment	11/2017	North America	626,548	1,903,387
Fortress Vietnam Investment Holdings PTE. LTD.	Co-investment	06/2017-07/2019	Asia	1,301,945	2,702,716
Further Global Capital Partners, L.P.	Primary	03/2018-11/2022	North America	9,736,371	11,423,840
JLL MedPlast Topco, L.P.	Co-investment	06/2018	North America	1,640,000	3,000,000
KKR Global Infrastructure Investors III L.P.	Primary	12/2018-11/2022	North America	8,972,095	9,643,157
MCH Iberian Capital Fund IV, F.C.R.	Secondary	05/2017-07/2022	Europe	4,002,889	6,315,950
MHS Acquisition Holdings, LLC (F)	Co-investment	03/2017-12/2019	North America	1,046,584	1,988,509
Milani Aggregator LLC (F)	Co-investment	06/2018-08/2021	North America	1,699,440	1,507,900
MND Holdings I Corp (F)	Co-investment	07/2017	North America	1,757,165	3,937,500
NB Soho LP (TRG Growth Fund II)	Secondary	06/2017-04/2022	North America	1,878,081	1,308,437
NB Verrocchio LP	Co-investment	06/2018	South America	3,357,522	2,939,969
Oak Hill Capital Partners IV, L.P.	Primary	05/2017-05/2022	North America	3,050,072	5,146,762
OHCP IV SF COI, L.P.	Co-investment	01/2018-11/2018	North America	683,026	1,386,530
PPC Fund II, L.P.	Primary	04/2018-08/2022	North America	7,692,388	10,923,143
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-06/2021	North America	1,189,708	3,152,565
Silver Creek Midstream Coinvest LP	Co-investment	06/2018-11/2019	North America	2,823,458	3,783,721
THL Equity Fund VII Investors (MHS), L.P.	Co-investment	04/2017-07/2018	North America	1,119,575	5,960,172
The Veritas Capital Fund VI, L.P.	Primary	06/2017-08/2022	North America	3,693,014	23,928,930
VSC RST Holdco, L.P. (F)	Co-investment	08/2017-08/2021	North America	3,382,965	10,013,769
Webster Capital IV, L.P.	Primary	07/2018-12/2022	North America	8,679,177	18,124,923
Wind Point Partners CV1, L.P.	Secondary	09/2018-12/2020	North America	10,140	13,453
WR Environmental Aggregator LLC (F)	Co-investment	04/2017-02/2022	North America	1,148,240	1,389,370
Wrigley Co-Invest, L.P.	Co-investment	06/2018-10/2018	North America	2,350,120	5,869,655
				92,540,210	175,049,665

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

December 31, 2022 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (14.72%)
Apollo Investment Fund IX, L.P.	Primary	03/2019-12/2022	North America	2,659,044	4,143,482
Cerberus Institutional Partners VI, L.P.	Primary	04/2017-12/2019	North America	9,268,482	13,057,565
Diligere Co-Investment Partners, LLC	Co-investment	02/2018-07/2021	North America	1,304,925	3,588,256
Epiris Fund II L.P.	Primary	05/2018-11/2022	Europe	6,959,872	13,237,604
Lantern Capital Partners Fund I (A), L.P	Primary	04/2018-02/2021	North America	3,836,535	2,752,806
NB Arch LP	Co-investment	09/2017	North America	830,000	2,994,275
NB WM Co-Invest LP	Co-investment	09/2017	North America	-	605,164
Runner Topco L.P.	Co-investment	04/2018	North America	132,049	790,101
Sycamore Partners III, L.P.	Primary	01/2018-09/2022	North America	7,254,144	9,522,247
Verscend Intermediate Holding Corp. (F)	Co-investment	08/2018	North America	8,305,031	8,633,000
				40,550,082	59,324,500
Venture Capital (17.33%)
Alsop Louie Capital IV L.P.	Primary	11/2017-09/2022	North America	5,546,167	6,919,552
Battery Ventures XII, L.P.	Primary	03/2018-08/2021	North America	1,975,887	7,241,893
Battery XII Side Fund, L.P.	Primary	03/2018-08/2021	North America	1,214,195	3,675,059
Canaan XI L.P.	Primary	01/2018-09/2022	North America	4,293,992	11,015,750
DFJ Growth III, L.P.	Primary	05/2017-12/2022	North America	3,309,634	7,752,147
Hosen Capital Fund III, L.P.	Primary	04/2017-05/2021	Asia	2,149,521	3,867,358
Menlo Ventures XIV, L.P.	Primary	10/2017-06/2022	North America	2,521,288	7,194,396
New Clearent Holdings, LLC (F)	Co-investment	06/2018-10/2021	North America	2,026,027	6,078,082
Summit Partners Europe Growth Equity Fund II, SCSp	Primary	01/2018-12/2022	Europe	2,589,014	8,027,180
TPG Drake Co-Invest, L.P.	Co-investment	07/2018	North America	1,719,117	1,244,154
TPG Tech Adjacencies, L.P.	Primary	06/2019-12/2022	North America	4,261,473	6,830,936
				31,606,315	69,846,507

Short Term Investments	Cost	Fair Value
Money Market Fund (2.99%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio	12,058,798	12,058,798
	12,058,798	12,058,798

Total Investments in Portfolio Funds (cost $228,043,541) (100.16%)		403,744,654
Other Assets & Liabilities (Net) (-0.16%)		(619,773)
Members' Equity - Net Assets (100.00%)		$403,124,881

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at December 31, 2022 aggregated $215,984,743. Total fair value of illiquid and restricted securities at December 31, 2022 was $391,685,856 or 97.17% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.

Valuation of Investments

NB Crossroads Private Markets Fund IV Holdings LLC the (“Company”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments. The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company. The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company's results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Members’ Equity - Net Assets by level within the valuation hierarchy as of December 31, 2022.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$4,289,511	$83,175,673	$87,465,184
Small and Mid-cap Buyout	-	-	18,837,048	156,212,617	175,049,665
Special Situations	-	-	9,423,101	49,901,399	59,324,500
Venture	-	-	6,078,082	63,768,425	69,846,507
Money Market Fund	12,058,798	-	-	-	12,058,798
Total	$12,058,798	$-	$38,627,742	$353,058,114	$403,744,654

Significant Unobservable Inputs

As of December 31, 2022, the Company had investments valued at $403,744,654. The fair value of investments valued at $353,058,114 in the Company's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of December 31, 2022:

			Unobservable Inputs
Investments	Fair Value 12/31/2022	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$4,289,511	Market Approach	LTM EBITDA	12.5x	N/A
Small and Mid-cap Buyout	17,329,148	Market Approach	LTM EBITDA	14.0x-16.5x	15.6x
Small and Mid-cap Buyout	1,507,900	Market Approach	LTM Net Revenue	3.9x	N/A
Special Situations	9,423,101	Market Approach	LTM EBITDA	10.7x-18.4x	17.8x
Venture	6,078,082	Recent Transaction Value	Recent Transaction Value	N/A	N/A
Total	$38,627,742

1 Inputs weighted based on fair value of investments in range.

During the period ended December 31, 2022 purchases and sales from Level 3 investments were as follows:

Purchases	Sales
$-	$(89,135)

During the period ended December 31, 2022 unrealized appreciation and realized gains from Level 3 investments were $992,676 and $132,049, respectively.

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the period ended December 31, 2022.

The estimated remaining life of the Company’s Portfolio Funds as of December 31, 2022 is one to six years, with the possibility of extensions by each of the Portfolio Funds.